Average Annual Total Returns - FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO - FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO - Fidelity High Yield Factor ETF	Dec. 30, 2022
Fidelity High Yield Factor ETF | Return Before Taxes
Average Annual Return:
Past 1 year	4.69%
Since Inception	8.42%
Fidelity High Yield Factor ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	2.21%
Since Inception	5.98%
Fidelity High Yield Factor ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.80%
Since Inception	5.43%
ML100
Average Annual Return:
Past 1 year	4.60%
Since Inception	6.59%	[1]

[1]	A From June 12, 2018